UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23460

IDR Core Property Index Fund Ltd

(Exact name of registrant as specified in charter)

3 Summit Park Drive

Suite 450

Independence, OH 44131

(Address of principal executive offices) (Zip code)

Gary A. Zdolshek

IDR Investment Management, LLC

3 Summit Park Drive

Suite 450

Independence, OH 44131

(Name and address of agent for service)

Registrant's telephone number, including area code: (216) 622-0004

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

For the IDR Core Property Index Fund Ltd

RREEF America REIT II, Inc.
Ticker: N/A
CUSIP: N/A
Meeting date: 6-1-22
For/Against
Item	Proposal	Proposed by	Did Fund Vote	Vote	Management
1.01	Election of Director Gregg A. Gonsalves	Issuer	Yes	For	For
1.02	Election of Director Deborah H. McAneny	Issuer	Yes	For	For
1.03	Election of Director Murray J. McCabe	Issuer	Yes	For	For
1.04	Election of Director Steven G. Rogers	Issuer	Yes	For	For
1.05	Election of Director Brian M. Smith	Issuer	Yes	For	For
1.06	Election of Director Lenore M. Sullivan	Issuer	Yes	For	For
1.07	Election of Director W. Todd Henderson	Issuer	Yes	For	For
2	To approve a merger (the “Merger”) of the Company with an affiliated entity as further described in the Proxy Statement for the Annual Meeting, and which will constitute approval of the restructuring of the Company (the “Restructure”) of which the Merger is a part”).	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	IDR CORE PROPERTY INDEX FUND LTD

By (Signature and Title)	/s/ Thomas J. Bartos
Thomas J. Bartos, Treasurer
Principal Financial Officer

Date	August 12, 2022